OPERATING EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Operating Expenses

(in thousands of $)	2022	2021
Commissions	46,029	22,239
Bunkers	416,830	237,166
Other voyage related expenses	142,685	133,292
	605,544	392,697

(in thousands of $)	2022	2021
Technical management expenses	66,238	56,007
Crew costs	96,283	96,915
Insurances	12,643	11,324
	175,164	164,246

(in thousands of $)	2022	2021
Total compensation to employees and directors	22,442	13,325
Office and administrative expenses	12,105	10,544
Audit, legal and consultancy	12,827	2,555
	47,374	26,424

Disclosure of Compensation to Employees and Directors
Total compensation to employees and directors:

(in thousands of $)	2022	2021
Directors fees	465	329
Wages and salaries	15,247	9,504
Stock option expense	4,700	153
Social security costs	1,130	1,751
Pension costs	772	1,401
Other staff related costs	128	187
	22,442	13,325